Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Current tax:
Current tax for the year	103	99	69
Adjustments in respect of prior years	6	1	(20)
Total current tax	109	100	49
Deferred tax:
Deferred tax for the year	(58)	(134)	(11)
Adjustments in respect of prior years	(7)	(6)	17
Total deferred tax	(65)	(140)	6
Income tax charge/(credit)	44	(40)	55

Schedule of reconciliation of tax expense and the accounting loss multiplied by the Group’s domestic tax rate

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit before tax	(50)	23	(19)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 26.01% (2017: 27.08%; 2016: 29.22%)	(13)	6	(6)
Tax losses for which no deferred income tax asset was recognized	1	—	1
Re-measurement of deferred taxes	(4)	(79)	(6)
Adjustment in respect of prior years	(1)	(5)	(3)
Income subject to state and other local income taxes	18	17	10
Income taxed at rates other than standard tax rates	6	(19)	21
Non-deductible items	31	31	41
Other	6	9	(3)
Income tax charge/(credit)	44	(40)	55